Related Party Transactions and Balances - Additional Information (Detail)	12 Months Ended			12 Months Ended											1 Months Ended					1 Months Ended				1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Fire Rain USD ($)	Dec. 31, 2012 Fire Rain CNY	Dec. 31, 2012 9Webzen Limited USD ($)	Dec. 31, 2012 9Webzen Limited CNY	Dec. 31, 2011 9Webzen Limited CNY	Dec. 31, 2010 9Webzen Limited CNY	Dec. 31, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") USD ($)	Dec. 31, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Apr. 30, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") USD ($)	Apr. 30, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Dec. 31, 2011 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Jan. 31, 2012 Collaborative Arrangement, Co-promotion	Jan. 31, 2012 Collaborative Arrangement, Co-promotion Shenhua USD ($)	Jan. 31, 2012 Collaborative Arrangement, Co-promotion Shenhua CNY	Dec. 31, 2012 Collaborative Arrangement, Co-promotion Shenhua USD ($)	Dec. 31, 2012 Collaborative Arrangement, Co-promotion Shenhua CNY	Jan. 31, 2012 Collaborative Arrangement, Co-promotion Anelka CNY	Jan. 31, 2012 Collaborative Arrangement, Co-promotion Anelka EUR (€)	Dec. 31, 2012 Collaborative Arrangement, Co-promotion Anelka USD ($)	Dec. 31, 2012 Collaborative Arrangement, Co-promotion Anelka CNY	Aug. 31, 2012 Collaborative Arrangement, Co-promotion Drogba CNY	Aug. 31, 2012 Collaborative Arrangement, Co-promotion Drogba EUR (€)
Related Party Transaction [Line Items]
Cooperative agreement term															2 years
Payment on promotion services																$ 5,100,000	32,000,000
Amortized prepayment remaining balance																		2,600,000	16,000,000			2,300,000	14,200,000
Promotion services payable																				21,900,000	2,700,000			24,300,000	3,100,000
Due from related party									1,300,000
Proceed from related party including unrecognized revenue						300,000	1,800,000
Receivable from related party									1,300,000
Unrecognized revenue from related party									500,000
Investments under equity method, Percentage						30.00%	30.00%			45.00%	45.00%	45.00%	45.00%
Equity method investments	1,564,983	9,750,000	0			0	0	0		1,095,941	6,827,820	1,095,941	6,827,820	9,706,069
Loans outstanding										800,000	5,300,000
Additional loan amount										700,000	4,500,000
Percentage of revenue generated				20.00%	20.00%
Revenues from related party	$ 700,000	4,500,000		$ 100,000	800,000